Financial Instruments - Schedule of Movement in Expected Credit Loss in Respect of Trade Receivables (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Financial Instruments [Abstract]
Balance, beginning of year	$ 723,623	$ 616,846
Bad debt expenses	10,287,505	132,283
Foreign exchange loss	(30,660)	8,896
Reversal of the expected credit loss	(454,711)	(34,402)
Balance, end of year	$ 10,525,757	$ 723,623